Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Common Stock
5.	Equity

On January 13, 2012, the Company agreed to redeem certain shares of Common Stock held by two of its principal shareholders. The Company agreed to redeem 7,500,000 shares of Common Stock owned by Dan Ferris, for total consideration of $1.00. In addition, the Company agreed to redeem 22,500,000 shares of Common Stock held by John G. Rhoden, for total consideration of $1.00. The redeemed shares of Common Stock are to be retired and restored to the status of authorized and unissued shares, and not held in treasury. (See Note 2)

On January 30, 2012, the Company issued 100,000 shares of its $0.001 par value Common Stock to Miguel Angel Jaramillo Tapia in accordance with the JV Agreement (See Note 6). The fair market value of the shares on the date of issuance was $46,000.

On February 13, 2012, the Company sold 625,000 shares of its $0.001 par value Common Stock to North American for gross proceeds of $300,000 pursuant to a Put Notice delivered under the Investment Agreement.

On March 21, 2012, the Company sold 625,000 shares of its $0.001 par value Common Stock to North American for gross proceeds of $250,000 pursuant to a Put Notice delivered under the Investment Agreement.

On June 29, 2012, the Company issued 200,000 shares of its $0.001 par value common stock to Miguel Angel Jaramillo Tapia in accordance with the JV Agreement (See Note 6). The fair market value of the shares on the date of issuance was $33,300.

A summary of warrant activity for the six months ended June 30, 2012 is presented below:

Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	Intrinsic
	Warrants	price	life (years)	Value
Outstanding December 31, 2011	200,000	$1.20
Granted	-	-
Exercised	-	-
Forfeited or cancelled	-	-
Expired	-	-
Outstanding June 30, 2012	200,000	$1.20	2.08	$59,467

6.	Common Stock

On January 19, 2008, the Company issued 60,000,000 shares of common stock at $0.00005 per share for cash proceeds of $3,000.

On April 28, 2008, the Company issued 32,699,920 shares of common stock at $0.00075 per share for cash proceeds of $24,525.

On December 24, 2008, the Company issued 22,600,000 shares of common stock at $0.0025 per share for cash proceeds of $56,500.

On December 3, 2010, the Company issued 6,000,000 Units to New World in a private placement, with each Unit consisting of one share of the Company’s $0.001 par value common stock and one warrant to purchase a share of the Company’s $0.001 par value common stock at $0.0625 at any time within 3 years, for cash proceeds of $300,000. The relative fair value of the warrants issued was $46,500.

On January 3, 2011, the Company issued 3,000,000 Units to New World in a private placement, with each Unit consisting one share of the Company’s $0.001 par value common stock and one warrant to purchase a share of the Company’s $0.001 par value common stock at $0.0625 at any time until January 3, 2014, for cash proceeds of $150,000. On January 6, 2011, the Company completed a private placement of an additional 3,000,000 Units to New World on similar terms, for cash proceeds of $150,000. The relative fair value of the warrants issued was $46,000.  All shares of common stock and warrants issued to New World have been redeemed.

On April 13, 2011, the Company and New World executed a Redemption Agreement, whereby the Company redeemed all of the shares of Common Stock and the Warrants that New World owned (consisting of the 12,000,000 shares of Common Stock and Warrants to purchase 12,000,000 shares of Common Stock obtained in private placements of Units), and in consideration for the Common Stock and Warrants assigned to New World the four Promissory Notes described above. As a result of the Redemption Agreement, the Company no longer holds the Promissory Notes, and New World owns no shares of Common Stock or other securities of the Company.

On June 30, 2011, the Company entered into an agreement to issue 100,000 Units to North American Gold Corp. in a private placement, for $1.00 per Unit, with each Unit consisting of one share of Common Stock and one Warrant to purchase a share of Common Stock at $1.20 at any time until June 30, 2014, for cash proceeds of $100,000.  The fair market value of the Warrants on the date of issuance was $15,467.

On August 29, 2011, the Company entered into an agreement to issue 100,000 Units to North American in a private placement, with each Unit consisting of one share of the Company’s $0.001 par value common stock and one warrant to purchase a share of the Company’s $0.001 par value common stock at $1.20 at any time until August 29, 2014, for cash proceeds of $100,000.  The relative fair market value of the warrants on the date of issuance was $44,000.

On August 17, 2011, the Company entered into an agreement to issue 300,000 shares of its $0.001 par value common stock to Homero Bustillos Gonzalez (“Gonzales”) in accordance with the Option Agreement discussed more fully in Note 9 below.  The fair market value of the common stock was $303,000 on the date of issuance.

On August 17, 2011, the Company entered into an agreement to issue 125,000 shares of its $0.001 par value common stock to American Gold Holdings, Ltd. ("American Gold") as repayment of the $125,000 that American Gold paid Gonzalez in connection with the Option Agreement discussed more fully in Commitments below.  The shares were issued in the name of North American with the agreement of American Gold. The fair market value of the common stock was $126,250 on the date of issuance, September 15, 2011.

On September 14, 2011, the Company issued 238,095 shares of its $0.001 par value common stock to North American for gross proceeds of $200,000 pursuant to a Put Notice delivered under the Investment Agreement.

On October 24, 2011, the Company sold 204,081 shares of its $0.001 par value common stock to North American for gross proceeds of $200,000 pursuant to a Put Notice delivered under the Investment Agreement.  The proceeds will be used to fund the Work Plan related to the La Candelaria project, for expenses related to the Ocampo LOI, and other operating expenses incurred by the Company.

On October 31, 2011, the Company entered into an agreement with a consultant to perform consulting services as requested by the Company. The contract calls for the consultant to receive $15,000 upon execution of the agreement, $5,000 per month through the term of the agreement, and a one-time grant of 150,000 restricted shares of the Company's $0.001 par value common stock. The fair market value of the common stock on the date of grant was $124,500. The term of agreement is one year and it will automatically renew if not cancelled in writing 30 days prior to the end of the annual period.

On December 27, 2011, the Company sold 273,972 shares of its $0.001 par value common stock to North American for gross proceeds of $200,000 pursuant to a Put Notice delivered under the Investment Agreement.  The proceeds will be used to fund the Work Plan related to the La Candelaria project, for expenses related to the Ocampo LOI, and other operating expenses incurred by the Company.